Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB
Buildings	14,995,857	21,731,960
Machinery and equipment	7,328,207	8,861,939
Leasehold improvements	923,285	1,085,101
Vehicles	6,101,948	5,642,905
Furniture, office and electric equipment	850,836	922,797
Construction in progress	7,372,605	4,929,745
Total	37,572,738	43,174,447
Accumulated depreciation	(8,759,534)	(10,916,806)
Impairment	—	(76,616)
Property and equipment, net	28,813,204	32,181,025